UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   P. Ross Taylor III
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

/s/ P. Ross Taylor III            New York, New York       November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   $66,756
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          September 30, 2009


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AAR CORP                       COM               000361105      477     21,760   SH           SOLE                 21,760
ADAPTEC INC                    COM               00651F108      643    192,476   SH           SOLE                192,476
AMDOCS LTD                     ORD               G02602103    1,327     49,383   SH           SOLE                 49,383
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW           049164205    1,415     44,250   SH           SOLE                 44,250
BOYD GAMING CORP               COM               103304101      284     26,000       CALL     SOLE                 26,000
BRINKS CO                      COM               109696104      920     34,205   SH           SOLE                 34,205
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109      813     34,230   SH           SOLE                 34,230
CALGON CARBON CORP             COM               129603106      607     40,914   SH           SOLE                 40,914
CASH AMER INTL INC             COM               14754D100    1,358     45,021   SH           SOLE                 45,021
COCA COLA ENTERPRISES INC      COM               191219104      750     35,018   SH           SOLE                 35,018
COINSTAR INC                   COM               19259P300      563     17,085   SH           SOLE                 17,085
CONCHO RES INC                 COM               20605P101    1,372     37,788   SH           SOLE                 37,788
CORNELL COMPANIES INC          COM               219141108    1,372     61,143   SH           SOLE                 61,143
DARLING INTL INC               COM               237266101    1,140    155,071   SH           SOLE                155,071
DOLAN MEDIA CO                 COM               25659P402      987     82,292   SH           SOLE                 82,292
ENERSYS                        COM               29275Y102      442     20,000       CALL     SOLE                 20,000
EXPRESS SCRIPTS INC            COM               302182100    1,059     13,650   SH           SOLE                 13,650
FLOWSERVE CORP                 COM               34354P105    1,072     10,880   SH           SOLE                 10,880
GLOBAL CASH ACCESS HLDGS INC   COM               378967103      763    104,443   SH           SOLE                104,443
HERSHEY CO                     COM               427866108      826     21,250   SH           SOLE                 21,250
HORSEHEAD HLDG CORP            COM               440694305      649     55,345   SH           SOLE                 55,345
IMPAX LABORATORIES INC         COM               45256B101    1,149    131,422   SH           SOLE                131,422
ISHARES TR INDEX               RUSSELL 2000      464287655   20,331    337,500       PUT      SOLE                337,500
JDA SOFTWARE GROUP INC         COM               46612K108    1,209     55,099   SH           SOLE                 55,099
KAMAN CORP                     COM               483548103      984     44,765   SH           SOLE                 44,765
LANCE INC                      COM               514606102      957     37,080   SH           SOLE                 37,080
LODGENET INTERACTIVE CORP      COM               540211109      988    130,835   SH           SOLE                130,835
MANTECH INTL CORP              CL A              564563104    1,183     25,122   SH           SOLE                 25,122
MYLAN INC                      PFD CONV          628530206      250        243   SH           SOLE                    243
OLIN CORP                      COM PAR $1        680665205      852     48,835   SH           SOLE                 48,835
PALOMAR MED TECHNOLOGIES INC   COM NEW           697529303      773     47,715   SH           SOLE                 47,715
PRECISION CASTPARTS CORP       COM               740189105    1,310     12,864   SH           SOLE                 12,864
PROGRESS SOFTWARE CORP         COM               743312100    1,174     51,815   SH           SOLE                 51,815
QUANTA SVCS INC                COM               74762E102      986     44,550   SH           SOLE                 44,550
SCHOOL SPECIALTY INC           COM               807863105      961     40,514   SH           SOLE                 40,514
SCIENTIFIC GAMES CORP          CL A              80874P109      873     55,134   SH           SOLE                 55,134
SEAGATE TECHNOLOGY             SHS               G7945J104      772     50,765   SH           SOLE                 50,765
SHUTTERFLY INC                 COM               82568P304      992     59,630   SH           SOLE                 59,630
SILGAN HOLDINGS INC            COM               827048109    1,117     21,189   SH           SOLE                 21,189
SYKES ENTERPRISES INC          COM               871237103    1,379     66,234   SH           SOLE                 66,234
TELETECH HOLDINGS INC          COM               879939106    1,227     71,932   SH           SOLE                 71,932
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209      893     17,663   SH           SOLE                 17,663
TITAN MACHY INC                COM               88830R101      438     34,990   SH           SOLE                 34,990
TRANSOCEAN LTD                 REG SHS           H8817H100    1,255     14,673   SH           SOLE                 14,673
TRUE RELIGION APPAREL INC      COM               89784N104      738     28,460   SH           SOLE                 28,460
UNITED ONLINE INC              COM               911268100    1,194    148,490   SH           SOLE                148,490
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1   911365AH7       96    100,000   PRN          SOLE                100,000
VULCAN MATLS CO                COM               929160109      900     16,645   SH           SOLE                 16,645
WET SEAL INC                   CL A              961840105      680    180,000   SH           SOLE                180,000
WOODWARD GOVERNOR CO           COM               980745103      982     40,460   SH           SOLE                 40,460
XTO ENERGY INC                 COM               98385X106      413     10,000       CALL     SOLE                 10,000
YAMANA GOLD INC                COM               98462Y100      861     80,350   SH           SOLE                 80,350

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